Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related Parties
Summary of principal transactions carried out by Group with affiliated companies, including equity investees, stockholders and entities in which stockholders have an equity interest

	2024		2023		2022
Revenues, other income and interest income:
Royalties (a)	Ps.	111,766	Ps.	—	Ps.	660,842
Programming production and transmission rights (b)		1,312,319		1,516,369		1,453,105
Telecom services (c)		650,197		466,957		205,591
Administrative services (d)		220,027		73,430		105,127
Advertising (e)		1,659,121		1,902,307		1,854,152
Interest income (f)		540,488		685,098		618,921
Lease (i)		529,716		412,329		408,893
	Ps.	5,023,634	Ps.	5,056,490	Ps.	5,306,631
Costs and expenses:
Donations	Ps.	30,000	Ps.	30,000	Ps.	26,229
Advertising		167,079		266,834		297,497
Administrative services (d)		83,870		66,597		125,053
Interests expense		12,798		—		—
Technical services (g)		—		299,192		391,896
Programming production, transmission rights and telecom (h)		4,412,001		5,176,944		4,499,464
	Ps.	4,705,748	Ps.	5,839,567	Ps.	5,340,139

(a)	Through January 31, 2022, the Group received royalties from Univision for programming provided pursuant to an amended PLA, pursuant to which Univision had the right to broadcast certain Group’s content in the United States. The amended PLA was terminated by the parties on January 31, 2022, in conjunction with the TelevisaUnivision Transaction. The amended PLA and the TelevisaUnivision Transaction included a provision for certain yearly minimum guaranteed advertising, with a value of U.S.$10.6 million (Ps.180,331) and U.S.$10.8 million (Ps.211,829), for the fiscal years 2023 and 2022, respectively, to provide by Univision, at no cost, for the promotion of certain businesses of the Group’s former Other Businesses segment. This advertising did not have commercial substance for the Group, as it was related to activities that were considered ancillary to Group’s normal operations in the United States. In 2024, royalties are included for use of brands provided to Ollamani (see Notes 3, 9 and 10).
(b)	Services rendered to Univision in 2024, 2023 and 2022. From 2022 include transmission costs of concession rights owned by the Group.
(c)	Services provided to Ollamani in 2024, to Univision in 2024, 2023 and 2022, and to a subsidiary of AT&T in 2023 and 2022. Until June 2024, AT&T was a related party (see Note 3).
(d)	The Group receives revenue from and is charged by affiliates for various services, such as: property and equipment rental, security and other services, at rates which are negotiated. The Group provides management services to affiliates, which reimburse the Group for the incurred payroll and related expenses. Includes administrative services to Triton, certain TelevisaUnivision and Ollamani companies.
(e)	In 2024, 2023 and 2022 the Cable and Sky segments recognized advertising revenue from TelevisaUnivision.
(f)	In 2024, 2023 and 2022, included interest income from GTAC and Televisa, S. de R.L. de C.V., the latter in connection with a long-term credit agreement with the Company, as described below.
(g)	In 2023 and 2022, Sky received services from a subsidiary of AT&T for play-out, uplink and downlink of signals.
(h)	Paid mainly to Univision and GTAC in 2022. The Group paid royalties to Univision for programming provided pursuant to a Mexico License Agreement, under which the Group had the right to broadcast certain Univision content in Mexico for the same term as that of the PLA. The Group paid these royalties through January 31, 2022, as a result of the TelevisaUnivision Transaction, which was closed on that date (see Notes 3, 9 and 10). It also included payments for telecom services to GTAC, payments for transmission rights to AT&T in 2023 and 2022, and the cost of programming of TelevisaUnivision for the Cable and Sky segments in 2024, 2023 and 2022.
(i)	Includes operating lease agreements with certain companies of TelevisaUnivision, Ollamani and Tritón.

Summary of balances of receivables and payables between the Group and related parties

	2024		2023
Current receivables:
Televisa, S. de R.L. de C.V. (“Televisa”) (1) (2)	Ps.	200,156	Ps.	1,044,105
Ollamani		30,179		—
Televisa Producciones, S.A. de C.V. (1)		24,020		182,218
ECO Producciones, S.A. de C.V. (1)		11,012		11,188
Tritón Comunicaciones, S.A. de C.V.		20,803		20,136
TelevisaUnivision		6,837		125,903
Cadena de las Américas, S.A. de C.V. (1)		—		8,273
Other		46,546		58,415
	Ps.	339,553	Ps.	1,450,238

Non-current receivables:
Televisa (1) (3)	Ps.	3,293,463	Ps.	4,630,459

Current payables:
Televisa (1) (2)	Ps.	195,820	Ps.	497,452
AT&T		—		29,384
TelevisaUnivision		—		14,024
Desarrollo Vista Hermosa, S.A. de C.V. (1)		—		7,631
Ollamani		4,841		—
Other		1,753		30,532
	Ps.	202,414	Ps.	579,023

(1)	An indirect subsidiary of TelevisaUnivision.
(2)	Receivables from Televisa included cost of transmission as of December 31, 2024 and 2023. Through December 31, 2023, receivables from Televisa were related primarily to transmission rights. Payables to Televisa were related primarily to programming services for our Cable and Sky segments.
(3)	In January 2022, Televisa entered into a long-term credit agreement with the Company in the principal amount of Ps.5,738,832, with a fixed annual interest rate of 10.2% through October 2023, and 12.8% thereafter. Under the terms of this agreement, principal and interest are payable at maturity on April 30, 2026, and prepayments of principal can be made by debtor at any time without any penalty . In 2023 and 2024, Televisa made prepayments of principal in the amounts of Ps.2,374,640 and Ps.1,817,076, respectively. During the years 2024 and 2023, amounts receivable from Televisa in connection with this long-term credit amounted to Ps.3,293,463 and Ps.4,630,459, respectively.